Mark R. Greer D 312.807.4393 F 312.827.8010 mark.greer@klgates.com

April 29, 2013

BY EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

Oppenheimer SteelPath MLP Funds Trust
1933 Act Registration No. 333-163614
1940 Act Registration No. 811-22363

On behalf of Oppenheimer SteelPath MLP Funds Trust (the “Trust”), we are transmitting for electronic filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), post-effective amendment no. 13 to the Trust’s registration statement under the Securities Act, which is also amendment no. 16 to its registration statement under the Investment Company Act of 1940 (the “Amendment”).  We are writing to request selective review of this Amendment.

Background. The Trust currently offers three share classes – Class A, Class C, and Class I – for each series of the Trust (each, a “Fund,” and collectively, the “Funds”), as well as a fourth share class – Class Y – for the Oppenheimer SteelPath MLP Select 40 Fund (the “Select 40 Fund”).  The Trust is proposing to offer new “Class I” shares for each Fund and rename each Fund’s existing Class I shares as “Class Y” shares (and rename Select 40 Fund’s existing Class Y shares as “Class W” shares).  The new Class I shares will be offered without sales charges on purchases or sales and will not be subject to 12b-1 fees.  Class I shares will not convert to any other class of shares.  We do not believe that the new Class I shares raise any unique issues.

Matters for Selective Review.  Since the Trust’s Board of Trustees (the “Board”) has approved the offering of new Class I shares on behalf of each Fund, the Trust is filing this Amendment pursuant to Rule 485(a) under the Securities Act to incorporate certain changes relating to the new Class I share class.  Aside from certain non-material disclosure changes that could otherwise be included in a Rule 485(b) filing, the Trust will make only those disclosure changes necessary to reflect and implement the items approved by the Board in connection with the offering of new Class I shares. The new disclosure with respect to Class I shares will be marked as changed in the Trust’s EDGAR submission.

Request for Selective Review. The Trust believes that the Amendment is an ideal candidate for selective review pursuant to Investment Company Release No. 13768 (February 15, 1984) (“IC-13768”).  In accordance with IC-13768, the Trust hereby requests selective review of its registration

Securities and Exchange Commission
April 29, 2013

statement limited to the disclosure items relating to the new Class I shares, as discussed under “Matters for Selective Review” above.  We note that the staff recently reviewed the Trust’s registration statement in its entirety in connection with the filing of amendment no. 10 to the registration statement pursuant to Rule 485(a) under the Securities Act on January 28, 2013.  We also note that the Trust responded to those comments in correspondence to the staff filed with amendment no. 11 to the Trust’s registration statement pursuant to Rule 485(b) on March 28, 2013.

Given the staff’s recent review of the Trust’s registration statement, we believe that selective review would serve to expedite the review process for the Trust as well as use the staff’s time more effectively.  Pursuant to the requirements of IC-13768, the Trust will file a copy of this letter with the Amendment.

Comments. Please direct any comments or questions on this filing to Taylor V. Edwards at
(212) 323-0310.

Very truly yours,

By:        /s/ Mark R. Greer
   Mark R. Greer

cc:           Taylor Edwards, Esq.
Edward Gizzi, Esq.